Clearing Broker Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Clearing Broker Assets and Liabilities

Clearing broker assets and liabilities are comprised of the following (in millions):

	December 31, 2011	December 31, 2012
Segregated customer cash	$23	$3
Securities borrowed	157	—
Receivables from customers and other	33	3

Clearing broker assets	$213	$6

Payables to customers	$16	$—
Securities loaned	145	—
Payable to brokers and dealers	18	4

Clearing broker liabilities	$179	$4